UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	VANGUARD CMT FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

Vanguard Municipal Cash Management Fund	Coupon	Maturity Date		Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (99.7%)
Alaska (3.7%)
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	1.68%	12/1/2004		400	$400

California (7.4%)
California GO CP	1.73%	12/9/2004	LOC	400	400
California State Dept. of Water Resources Power Supply Rev. VRDO	1.62%	12/7/2004	LOC	400	400

					800

Florida (2.3%)
Florida Dept. of Transp. TOB VRDO	1.72%	12/7/2004	(5)	250	250

Georgia (3.7%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	1.69%	12/1/2004	LOC	400	400

Illinois (3.7%)
Illinois Health Fac. Auth. Rev. (Carle Foundation) VRDO	1.67%	12/7/2004	(2)	400	400

Massachusetts (7.8%)
Massachusetts Special Obligation Dedicated Tax Rev. TOB VRDO	1.73%	12/7/2004	(3)(5)	400	400
Massachusetts Water Resources Auth. Rev. VRDO	1.64%	12/7/2004	(3)	250	250
Pembroke MA BAN	3.00%	8/4/2005		200	202

					852

Michigan (4.6%)
Univ. of Michigan Hosp. Rev. VRDO	1.66%	12/7/2004		500	500

Missouri (3.7%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	1.67%	12/1/2004		400	400

Nevada (3.7%)
Las Vegas Valley Water Dist. Nevada CP	1.85%	2/18/2005		400	400

New Jersey (3.7%)
New Jersey Turnpike Auth. Rev. VRDO	1.64%	12/7/2004	(4)	400	400

New York (13.2%)
Long Island NY Power Auth. Electric System Rev. VRDO	1.64%	12/7/2004	LOC	300	300
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.64%	12/1/2004	(3)	400	400
New York City NY Transitional Finance Auth. Rev. VRDO	1.64%	12/7/2004		400	400
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.60%	12/7/2004	(4)	250	250
New York State Power Auth. Rev. VRDO	1.63%	12/7/2004		100	100

					1,450

North Carolina (3.7%)
Mecklenburg County NC GO VRDO	1.69%	12/7/2004		400	400

Ohio (5.1%)
Ohio GO VRDO	1.67%	12/7/2004		400	400
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.68%	12/1/2004		150	150

					550

Pennsylvania (7.3%)
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.67%	12/1/2004		400	400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.68%	12/7/2004	(2)	400	400

					800

South Carolina (3.7%)
South Carolina Transp. Infrastructure Rev. TOB VRDO	1.71%	12/7/2004	(2)(5)	400	400

Tennessee (3.7%)
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	1.67%	12/1/2004		400	400

Texas (18.7%)
Board of Regents of the Univ. Texas System Permanent Univ. Fund Notes CP	1.87%	2/17/2005		200	200
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	1.74%	12/7/2004	(5)	400	400
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.68%	12/1/2004		400	400
Houston TX Util. System Rev. TOB VRDO	1.72%	12/7/2004	(4)(5)	400	400
Texas Water Dev. Board Rev. VRDO	1.68%	12/1/2004		350	350
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	1.70%	12/7/2004	(1)	290	290

					2,040

TOTAL MUNICIPAL BONDS
(Cost $10,842)					10,842

OTHER ASSETS AND LIABILITIES-NET (0.3%)					33

NET ASSETS (100%)					$10,875

(1)Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
(2)Scheduled principal and interest payments are guaranteed by American Municipal Bond Assurance Corporation.
(3)Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Company.
(4)Scheduled principal and interest payments are guaranteed by Financial Security Assurance.
(5)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of these securities was $1,850,000, representing 17.0% of net assets.
LOC-Scheduled principal and interest payments are guaranteed by bank letter of credit.
BAN-Bond Anticipation Note.
CP-Commercial Paper.
GO-General Obligation Bond.
TOB-Tender Option Bond.
VRDO-Variable Rate Demand Obligation.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.